6 - Intangible Assets (Details) - Quarterly (USD $)	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member
Intangible assets	$ 402,000	$ 402,000	$ 402,000
Less: accumulated amortization	155,775	135,675	160,800
Net intangible assets	$ 246,225	$ 266,325	$ 241,200